Note 8 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
8.	Long-Term Bank Loans

This consists of bank loans of the ship-owning companies and is as follows:

Borrower		December 31, 2018	December 31, 2019
Noumea Shipping Ltd.	(a)	3,341,000	-
Gregos Shiping Ltd.	(b)	4,150,000	-
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shiping Ltd.	(c)	30,000,000	37,650,000
Diamantis Shipowners Ltd.	(d)	-	3,507,220
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	(e)	-	12,050,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(f)	-	32,000,000
		37,491,000	85,207,220
Less: Current portion		(5,212,000)	(12,541,840)
Long-term portion		32,279,000	72,665,380
Deferred charges, current portion		125,357	246,520
Deferred charges, long-term portion		237,848	477,595
Debt discount, current portion		216,402	-
Debt discount, long-term portion		324,603	-
Long-term bank loans, current portion net of deferred charges and debt discount		4,870,241	12,295,320
Long-term bank loans, long-term portion net of deferred charges and debt discount		31,716,549	72,187,785

Loan from related party, current
Euroseas Ltd.	(g)	-	5,000,000

The future annual loan repayments are as follows:

To December 31:
2020	12,541,840
2021	29,941,840
2022	8,723,540
2023	34,000,000
Total	85,207,220

(a)	On
December 22, 2016,
the supplemental agreement between Credit Agricole and Noumea Shipping Ltd., owner of M/V “Evridiki G” was signed in order to refinance the final quarterly instalment of
$720,000
and the balloon payment of
$6,360,000
originally due in
December 2016.
The borrower and the lender agreed to amend the repayment profile in respect of the loan of which
$7,080,000
remained outstanding as of the date of the supplemental agreement and to extend the final maturity date to
January 2018.
The loan will be repaid with
three
repayments of
$720,000
each, due in
December 2016,
in
July 2017
and in
January 2018
together with the balloon payment of
$4,920,000
due in
January 2018.
On
February 27, 2018,
the Company signed and drew a term loan facility of
$4,250,000
with Credit Agricole in order to partly refinance the existing indebtedness of M/V “Evridiki G” with the bank. The loan was payable in thirteen
consecutive quarterly instalments of
$303,000
each and a final instalment in the amount of
$311,000.
The margin of the loan was
3.00%
above LIBOR. The loan was secured with the following: (i)
first
priority mortgages over M/V “Evridiki G” and collateral vessel (M/V “EM Astoria”), (ii)
first
assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Company completed the refinancing of the specific loan using its revolving loan facility with Eurobank Ergasias S.A., as explained in note (c) below.

(b)	On
June 15, 2017,
the Company signed a term loan facility with Credit Agricole and on
June 19, 2017
a loan of
$4,750,000
was drawn by Gregos Shipping Ltd. to partly finance the acquisition of M/V “EM Astoria”. The loan was payable in twenty
or
sixteen
consecutive equal quarterly installments of
$100,000
plus a balloon amount of
$2,750,000
or
$3,150,000.
The margin of the loan was
2.65%
above LIBOR. The loan was secured with (i)
first
priority mortgage over M/V “EM Astoria”, (ii)
first
assignment of earnings and insurance of M/V “EM Astoria”, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to remaining loans of the Company. The Company paid a loan arrangement fee of
$50,000
in
2017
for this loan. The Company had also entered into a profit sharing agreement with Credit Agricole whereby it would share with the bank,
35%
of the excess of the fair market value of the vessel over the outstanding loan when the vessel was sold or when the loan matured. As a result of the lender's entitlement to participate in the appreciation of the market value of the mortgaged vessel, the Company recognized a participation liability of an amount of
$1,067,500
as of
December 31, 2018,
presented in "Vessel profit participation liability" in the consolidated balance sheets, with a corresponding debit to a debt discount account, presented contra to the loan balance. In addition,
35%
of the cash flow after debt service would be set aside and be used to repay the balloon payment with any excess funds to be paid to the bank. The Company completed the refinancing of the specific loan in
June 2019
using its revolving loan facility with Eurobank Ergasias S.A., as explained in note (c) below, with the final participation liability paid amounting to
$950,000
included in the “Repayment of long-term bank loans and vessel profit participation liability” in the consolidated statement of cash flows. The portion of debt discount remaining unamortized at the time of the refinancing was written-off and presented as “Loss on debt extinguishment” in the consolidated statement of operations, partly offset by the lower amount of
$950,000
at which the vessel profit participation liability was finally settled as described above.

(c)	On
November 21, 2018,
the Company signed a reducing revolving credit facility with Eurobank Ergasias S.A (the “Lender”) for an amount of up to
$45,000,000.
A loan of
$30,000,000
was drawn on
November 21, 2018
by Alterwall Business Inc., Allendale Investments S.A., Manolis Shipping Ltd., Joanna Maritime Ltd., Jonathan John Shipping Ltd., Athens Shipping Ltd., Oinousses Navigation Ltd., Corfu Navigation Ltd. and Bridge Shipping Ltd. to fully refinance all of the Company’s existing facilities with this bank and provide working capital. The revolving tranche will be available for a period of
18
months from signing of the loan agreement for the purpose of partly financing new vessel acquisitions or providing working capital and can be renewed subject to the bank’s approval and a fee to be determined. The loan is payable in
12
equal consecutive quarterly principal installments of
$900,000
and the balance will be repaid through balloon payment of
$19,200,000
together with the last principal installment in
November 2021.
Each quarterly principal instalment paid is added to the revolving tranche and may
be redrawn. The interest rate margin is
3.90%
over LIBOR, reduced from
4.40%
as described below. The loan is secured with (i)
first
priority mortgages over M/V “Ninos”, M/V “Kuo Hsiung”, M/V “Aegean Express”, M/V “Manolis P.” M/V “Joanna”, M/V “EM Athens”, M/V “EM Oinousses”, M/V “EM Corfu” and M/V “Akinada Bridge”, (ii)
first
assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company has the option (at the Lender’s absolute discretion) to substitute a mortgaged vessel by notifying the Lender in writing at least one
(
1
) month prior to the intended substitution date, provided that: a) the substitute vessel is of a similar type, of the same or younger age, having the same or enhanced characteristics (including, without limitation, deadweight, lightweight, shipyard pedigree and technical specifications) and will be
100%
owned by a shipowning company, incorporated in a jurisdiction acceptable to the Lender and owned by a ship owning company owned by the Company (directly or indirectly) and b) the new shipowning company provides a first
preferred mortgage over the new vessel and a corporate guarantee in favor of the Lender and executes any other security documentation as may
be requested by the Lender at its discretion. The Company paid loan arrangement fees of
$300,000
within
2018
for this tranche.

On
May 30, 2019,
the Lender made available to the Company
two
new ship-related (M/V “EM Astoria” and M/V “Evridiki G”) advances totaling
$12.0
million or
55%
of the aggregate market value of the
two
aforementioned vessels, with a simultaneous reduction of the margin of the loan, from
4.40%
to
3.90%
per annum. The borrower also agreed, during the remaining facility period, to reduce the amount held as cash collateral from
$5.0
million to
$1.0
million and release the balance in favor of the borrower. The loan was used to refinance the existing facilities of Noumea Shipping Ltd. and Gregos Shiping Ltd. and to provide working capital. The loan is payable in
16
equal consecutive quarterly principal installments of
$375,000
and the balance will be repaid through a balloon payment of
$6,000,000
together with the last principal installment in
May 2023.
The loan is secured with (i)
first
priority mortgages over M/V “Evridiki G” and M/V “EM Astoria”, (ii)
first
assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid a loan arrangement fee of
$32,000
within
2019
for this tranche.

The security cover ratio covenant for the facility is set to
140%.
The remaining
$7,350,000
of the revolving facility, after including principal repayments up to
December 31, 2019,
remains available to the company in order to finance up to
55%
of the market value of post
2001
-built ships. The new tranches will be repaid through
sixteen
quarterly principal instalments with the amount of each such instalment being equal to such amount so that the balloon amount to be equal to
50%
of the initially drawn relevant tranche. The undrawn amounts available under the revolving facility pay an annual commitment of
0.40%
and any amount drawn will pay a
1%
underwriting fee.

(d)	On
July 29, 2019,
the Company signed a term loan facility with Piraeus Bank S.A. for an amount not
exceeding the lesser between
$4,000,000
and
90%
of the scrap value pf M/V “Diamantis P”. On
July 31, 2019,
a loan of
$3,667,680
was drawn by Diamantis Shipping Ltd. to partly finance the acquisition of M/V “Diamantis P”. The loan is payable in twelve
equal consecutive quarterly instalments of
$160,460
plus a balloon amount of
$1,742,160
paid together with the last instalment in
July 2022.
The margin of the loan is
3.50%
over LIBOR. The loan is secured with (i)
first
priority mortgage over M/V “Diamantis P”, (ii)
first
assignment of earnings and insurance of M/V “Diamantis P”, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to remaining loans of the Company. The Company paid a loan arrangement fee of
$32,000
within
2019
for this loan. The security cover ratio covenant for the facility is set to
110%
until the
first
anniversary of the drawdown date and
120%
thereafter.

(e)	On
July 30, 2019,
the Company signed a term loan facility with HSBC Bank plc. for an amount of
$12,500,000.
The loan was used to partly finance the acquisition of M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on
August 8,
2019.The
loan is payable in
fourteen
consecutive equal quarterly installments of
$450,000
and a balloon payment of
$6,200,000
paid with the last instalment in
February 2023.
The loan bears interest at LIBOR plus a margin of
2.95%.
The loan is secured with (i)
first
priority mortgages over M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses” (ii)
first
assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of
$62,500
within
2019
for this loan. The security cover ratio covenant for the facility is set to
130%.

(f)	On
November 8, 2019,
the Company signed a term loan facility with Piraeus Bank S.A. for an amount of
$32,000,000.
The loan was used to partly finance the acquisition of M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on
November 18, 2019.
The loan is payable in
three
consecutive equal quarterly instalments of
$1,400,000
followed by
thirteen
consecutive equal quarterly instalments of
$800,000
and a balloon payment of
$17,400,000
paid with the last instalment. The loan bears interest at LIBOR plus a margin of
3.50%.
The loan is secured with (i)
first
priority mortgages over M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland” (ii)
first
assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of
$352,000
within
2019
for this loan. The security cover ratio covenant for the facility is set to
125%.

(g)	On
September 30, 2019,
Euroseas signed an agreement with Colby Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, as further supplemented on
December
20,2019
and
March 30, 2020,
to draw down a
$2.5
million loan to finance the special survey and WBT system installation on M/V “Akinada Bridge”. Interest on the loan is
8%
per annum and is payable quarterly. Euroseas will repay the loan in four
repayment instalments of a principal amount of
$625,000
each. The
first
repayment instalment will be due on
May 15, 2020
and the remaining
three
instalments will be paid on a quarterly basis thereafter and the loan will be paid in full by
November 2020
. Under certain circumstances, the Company can pay principal in equity, and the loan is convertible in common stock of the Company at the option of the lender at certain times. The first
instalment of
$312,500
payable on
December 31,

2019
was waived by the lender and will be paid at the maturity of the loan. The Company paid
$51,111
in interest for this loan for the fiscal year
2019.

On
November 1, 2019,
Euroseas signed a
second
agreement with Colby Trading Ltd. to draw another
$2.5
million loan to finance working capital needs. Interest on the loan is
8%
per annum and is payable quarterly. There are
no
principal repayments until
December 31, 2020,
when the loan matures. Under certain circumstances, the Company can pay principal in equity, and the loan is convertible in common stock of the Company at the option of the lender at certain times. The Company paid
$33,333
in interest for this loan for the fiscal year
2019.

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from
120%
to
140%
), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e.
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan instalments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$5,717,063
and
$4,410,376
as of
December 31, 2018
and
2019,
respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of
December 31, 2019,
all the debt covenants are satisfied.

Interest expense for the years ended
December 31, 2017,
2018
and
2019
amounted to
$1,380,458,
$2,703,845
and
$3,219,471
respectively.